OTHER FINANCIAL ASSETS AT AMORTISED COST	6 Months Ended
Jun. 30, 2026
Financial assets at fair value through profit or loss [abstract]
OTHER FINANCIAL ASSETS AT AMORTISED COST	12. OTHER FINANCIAL ASSETS AT AMORTISED COST

	30 June 2026	31 December 2025
	£m	£m
Debt securities	5,738	3,987
	5,738	3,987
A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds.
Debt securities increased mainly due to the acquisition of TSB, as set out in Note 29.